Assets Sold Under Agreements to Repurchase - Summary of Financial Information Relating to Assets Sold under Agreements to Repurchase (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets Sold Under Agreements to Repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Amortization of debt issuance costs	$ 8.8	$ 8.9